Note 8 - Income Taxes (Details) - Income Tax (Benefit) Expense (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax (Benefit) Expense [Abstract]
Federal			$ 282	$ (5,267)	$ 1,839	$ (4,221)
State and local			52	297	473	324
Foreign			1,328	22,776	30,725	29,860
Total current			1,662	17,806	33,037	25,963
Federal			(2,049)	(3,104)	(4,937)	3,459
State and local			(313)	79	100	(615)
Foreign			(5,119)	(1,820)	(3,527)	(18,854)
Total deferred			(7,481)	(4,845)	(8,364)	(16,010)
Provision for income taxes	$ 2,109	$ 6,308	$ (5,819)	$ 12,961	$ 24,673	$ 9,953